Share-Based Compensation - Summary Of Share-Based Compensation Expense, By Expense Category (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:	$ 14.3	$ 12.7	$ 31.4		$ 34.2		$ 62.5	$ 73.4	$ 70.2
Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			13.7	[1]	20.3	[1]	24.6	25.7	28.0
Direct Operating Expenses | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			2.1		2.3		2.7	1.6	1.2
Selling and Marketing Expense | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			0.7		0.7		0.8	0.7	0.5
General and administrative expense
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:							54.8	69.2	70.2
General and administrative expense | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			10.6		16.4		19.7	23.4	26.3
Restructuring and other
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:			$ 0.3		$ 0.9		7.7	4.2	0.0
Restructuring and other | Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Expense:							$ 1.4	$ 0.0	$ 0.0

[1]	Included in net earnings (loss) from discontinued operations for the nine months ended December 31, 2024 was share-based compensation expense of $0.3 million (2023 — $1.4 million).